Stock Options - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Mar. 07, 2018	May 01, 2016	Aug. 22, 2012	May 31, 2015	Dec. 31, 2011	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, restricted stock award, net of forfeitures	2,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001					$ 0.001	$ 0.001
Allocated Share-based Compensation Expense						$ 3,003	$ 4,305	$ 979
Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	60.00%
Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	40.00%
Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	40.00%
2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, restricted stock award, net of forfeitures				729,000
Share-based compensation arrangement by share-based payment award, options, grants in period, net of forfeitures				1,341,000
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price				$ 4.98
Share-based compensation arrangement by share-based payment award, expiration date				Apr. 30, 2023
Share-based compensation arrangement by share-based payment award, plan modification, description and terms						the board of directors approved that an additional 30% of the Options to be vested on December 16, 2016, and restrictions of an additional 30% of the Restricted Shares were removed on December 16, 2016. On April 25, 2018, the board of directors approved that all remaining unvested Options and Restricted Shares that were granted on May 1, 2015 were fully vested on April 25, 2018.
2012 Plan | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage		20.00%
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, percentage of outstanding Stock maximum						10.00%
Share-based compensation arrangement by share-based payment award, options, grants in period, gross					767,000
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise Price					$ 2.37
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value						$ 0	1,135	384
Stock options | 2003 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant						42,800
Share based compensation arrangements by share Based payment award options vesting rights percentage						10.00%
Share-based compensation arrangement by share-based payment award, options, exercises in period, intrinsic value						$ 0	$ 426	$ 861
Stock options | 2003 Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period						10 years
Stock options | 2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized			4,000,000
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options						$ 0
Employee service Share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition							38 months
Share-based compensation arrangement by share-based payment award, options, exercises in period, intrinsic value						27
Stock options | 2012 Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period			10 years
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.001
Restricted Stock | 2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options						$ 9,557